PAYMENTS MADE UNDER PROTEST	12 Months Ended
Jun. 30, 2020
Payments made under protest [abstract]
Payments made under protest

SIGNIFICANT ACCOUNTING JUDGEMENTS

Payments made under protest

The determination of whether the payments made under protest give rise to an asset or a contingent asset or neither, required the use of significant judgement. The definition of an asset in the conceptual framework was applied, with the consideration of the facts and circumstances surrounding the payments made under protest. In applying the definition of an asset management considered the following:

•payments were made under protest and without prejudice or admission of liability. Such payments were not made as a settlement of debt or recognition of expenditure;

•the Group therefore retains a right to recover the payments from the City of Ekurhuleni Metropolitan Municipality (“Municipality”) if the Group is successful in the Main Application;

•if the Group is not successful in the Main Application, the payments will be used to settle the resultant liability to the Municipality; and

•these two possible outcomes (i.e. success in the Main Application or not) therefore, will lead to economic benefits to the Group.

Therefore, the right to recover the payments made under protest is not a contingent asset because it meets the definition and recognition criteria of an asset.

No specific guidance exists in developing an accounting policy for such asset. Therefore management applied judgement in developing an accounting policy that would lead to information that is relevant to the users of these financial statements and information that can be relied upon.

Contingent liabilities

The assessment of whether an obligating event results in a liability or a contingent liability requires the exercise of significant judgement of the outcome of future events that are not wholly within the control of the Group.

Litigation and other judicial proceedings inherently entail complex legal issues that are subject to uncertainties and complexities and are subject to interpretation.

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES

The discounted amount of the Payments made under protest is determined using assumptions about the future that are inherently uncertain and can change materially over time and includes the discount rate and discount period.

These assumptions about the future include estimating the timing of concluding on the main application, i.e. the discount period, the ultimate settlement terms, the discount rate applied and the assessment of recoverability.

ACCOUNTING POLICIES

Payments made under protest

Recognition and measurement

The asset that arises from the Municipality Electricity Tariff Dispute and that are payments made under protest is initially measured at a discounted amount and any difference between the face value of payments made under protest and the discounted amount on initial recognition is recognised in profit or loss as a finance expense. Subsequent to initial recognition, the Payments made under protest is measured using the effective interest method to unwind the discounted amount to the original face value less any write downs for recovery. Unwinding of the carrying value and changes in the discount period are recognised in profit or loss.

Assessment of recoverability

The discounted amount of the payments under protest is assessed at each reporting date to determine whether there is any objective evidence that the full amount is no longer expected to be recovered. The Group considers the reasonable and supportable information related to the creditworthiness of Ekurhuleni Metropolitan Municipality and events surrounding the outcome of the Main Application. Any write down is recognised in profit or loss.

Contingent liabilities

A contingent liability is a possible obligation arising from past events and whose existence will be confirmed only by occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. A contingent liability may also be a present obligation arising from past events but is not recognised on the basis that an outflow of economic resources to settle the obligation is not viewed as probable, or the amount of the obligation cannot be reliably measured. When the Group has a present obligation, an outflow of economic resources is assessed as probable and the Group can reliably measure the obligation, a provision is recognised.

Ekurhuleni Metropolitan Municipality ("Municipality") Electricity Tariff Dispute

There are primarily 3 (three) legal proceedings for which relief has been sought in the appropriate legal fora and all of which fall within the jurisdiction of the High Court of South Africa, Gauteng Local Division, Johannesburg. These comprise of an application brought by Ergo and actions brought under two summonses by the Municipality.

In order to operate the Ergo Plant and conduct its business operations, Ergo requires a reliable and steady feed of electricity which it draws from the Ergo Central Substation.

Over the past several years the Municipality has charged Ergo for such electricity, at the Megaflex tariff at which ESKOM Holdings SOC Limited (“ESKOM”) charges its large power users plus an additional surcharge, as it still does; and Ergo paid therefor.

Pursuant to its own investigations, and after having sought legal advice on the matter, Ergo determined that only ESKOM may legitimately charge it for the electricity so drawn and consumed at the Ergo Plant, specifically from the Ergo Central Substation. Despite this, ESKOM refused to either accept payment from Ergo in respect of such electricity consumption or to conclude a consumer agreement with it.

In December 2014, Ergo instituted legal proceedings by way of an application (“Main Application”) against the Municipality and ESKOM as well as the National Energy Regulator of South Africa (“NERSA”), the Minister of Energy, the Minister of Co-operative Governance & Traditional Affairs and the South African Local Government Association, the latter 4 (four) respondents against whom Ergo does not seek any relief.

Ergo seeks the undermentioned relief:

•declaring that the Municipality does not supply electricity to it at the Ergo Plant;

•declaring that the Municipality is in breach of its temporary Distribution Licence (issued by NERSA) by purporting to supply electricity to Ergo at the Ergo Plant;

•declaring that neither the Municipality nor ESKOM may lawfully insist that only the Municipality may supply electricity to Ergo at the Ergo Plant;

•declaring that ESKOM presently supplies electricity to Ergo at the Ergo Plant; and

•directing ESKOM to conclude a consumer agreement with Ergo for the supply of electricity at the Ergo Plant at its Megaflex tariff.

The Municipality has since issued two summonses (“Summonses”) for the recovery of arrears it alleges it is owed amounting to R74.0 million and R31.6 million, respectively.

In the interest of the proper administration of justice, the Main Application was postponed by agreement between the parties and a case manager was appointed to determine a collaborative process to facilitate the effective and efficient court scheduling and coordination of both the Main Application and the Summonses.

In order to secure uninterrupted supply of electricity, Ergo has made payment and continues to pay for consumption at the amended and lower “J-Tariff”, albeit under protest and without prejudice and/or admission of liability. Whilst still deemed to be disproportionate, the J-Tarif is significantly lower than the previously imposed “D-Tariff”. The Group recognised an asset for these payments that are made “under protest”.

Ergo has also brought an application for the consolidation of both the Main Application and the actions brought under the Summonses.

The group supported by the external legal team is confident that there is a high probability that Ergo will be successful in the Main Application and defending the Summonses. Therefore, there is no present obligation as a result of a past event to pay the amounts claimed by the Municipality

Amounts in R million	Note	2020	2019

Balance at the beginning of the year		27.6	19.4
Payments made under protest		10.6	11.7
Discount on initial payment made under protest	7	(7.1)	(6.5)
Unwinding	6	3.9	3.0

Balance at the end of the year		35.0	27.6

The balance at the end of the year was based on the following assumptions:

•discount rate: 11.68% (2019: 11.68%) representing the Municipality maximum cost of borrowing on bank loans as disclosed in their June 30, 2019 annual report; and

•discount period: June 30, 2022 (2019: June 30, 2021) representing management’s best estimate of the date of conclusion of the Main Application.